Acquisition and Dispositions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 29, 2012	Dec. 25, 2010 International Division	Feb. 25, 2011 Frans Svanstroms & Co AB
Business Acquisitions and Dispositions [Line Items]
Acquisition date	Feb. 25, 2011
Goodwill			$ 46
Amortizing intangible assets			20
Weighted average amortization period for the finite-lived intangible assets (in years)			6 years 10 months 24 days
Loss on disposition		$ 11